SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Capital Assets Deprciation Method [Table Text Block]
Vehicle	-	Straight line over a range of two to four years
Mining equipment	-	Straight line over four years
Office equipment	-	Straight line over four years
Furniture and fixtures	-	20% declining balance basis
Building	-	Straight line over five years